UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                               as of November 30, 2016 (Unaudited)

Deutsche European Equity Fund

	Shares	Value ($)
Common Stocks 98.6%
Belgium 1.3%
KBC Group NV (Cost $615,660)	10,425	625,192
Denmark 4.5%
A P Moller-Maersk AS "B"	520	688,595
Chr Hansen Holding AS	10,500	580,696
Coloplast AS "B"	6,500	412,607
Danske Bank AS	18,090	527,723
(Cost $2,281,972)		2,209,621
France 18.9%
Airbus Group SE	8,837	563,099
AXA SA	19,963	469,135
BNP Paribas SA	8,671	501,710
Capgemini SA	12,830	1,011,827
LVMH Moet Hennessy Louis Vuitton SE	3,420	622,057
Orange SA	31,579	459,204
Pernod Ricard SA (a)	5,200	545,234
Renault SA	8,830	693,938
Schneider Electric SE	8,380	556,695
Societe Generale SA	11,974	513,370
Technip SA	28,410	1,969,995
Teleperformance	2,780	270,678
TOTAL SA	16,732	797,110
Vinci SA	6,463	418,895
(Cost $9,078,044)		9,392,947
Germany 14.4%
Allianz SE (Registered)	10,180	1,614,062
BASF SE	7,680	658,245
Brenntag AG	4,795	251,941
Deutsche Post AG (Registered)	38,034	1,186,955
Deutsche Telekom AG (Registered)	38,911	612,143
Fresenius SE & Co. KGaA	12,826	918,125
LANXESS AG	8,720	537,534
SAP SE	9,739	813,023
Symrise AG	9,570	579,398
(Cost $6,685,100)		7,171,426
Italy 2.5%
Enel SpA	178,358	719,815
Moncler SpA	32,882	533,833
(Cost $1,217,578)		1,253,648
Netherlands 12.7%
ASML Holding NV	5,647	583,996
Heineken NV	10,780	806,493
ING Groep NV	119,676	1,629,876
Koninklijke Ahold Delhaize NV	20,953	412,002
QIAGEN NV*	20,782	571,638
Royal Dutch Shell PLC "A"	48,825	1,239,723
Royal Dutch Shell PLC "B"	41,026	1,087,018
(Cost $6,172,673)		6,330,746
Norway 3.5%
DNB ASA	79,193	1,164,930
Marine Harvest ASA*	32,790	589,207
(Cost $1,355,796)		1,754,137
Spain 6.4%
Acerinox SA	22,950	287,678
Banco Santander SA	96,290	438,640
Gamesa Corp. Tecnologica SA	27,776	576,338
Indra Sistemas SA*	43,500	448,220
Industria de Diseno Textil SA	27,699	945,832
NH Hotel Group SA*	117,598	455,589
(Cost $3,092,079)		3,152,297
Sweden 1.0%
Svenska Cellulosa AB "B" (Cost $491,596)	17,650	469,493
Switzerland 13.5%
Actelion Ltd. (Registered)*	6,000	1,154,006
Dufry AG (Registered)*	6,568	811,308
Geberit AG (Registered)	1,840	726,773
Nestle SA (Registered)	11,461	769,397
Roche Holding AG (Genusschein)	5,998	1,337,124
Straumann Holding AG (Registered)	3,182	1,138,382
Syngenta AG*	1,404	535,473
VAT Group AG 144A*	2,830	221,289
(Cost $6,244,386)		6,693,752
United Kingdom 19.9%
Auto Trader Group PLC 144A	104,390	521,275
BHP Billiton PLC	59,500	979,859
Compass Group PLC	53,960	924,302
Dialog Semiconductor PLC*	7,600	299,878
ICAP PLC	7,925	48,272
IMI PLC	59,260	717,263
Prudential PLC	46,960	907,129
Reckitt Benckiser Group PLC	7,634	643,846
RELX PLC	15,000	257,643
Rentokil Initial PLC	415,900	1,115,160
Shire PLC	18,450	1,070,347
Unilever PLC	12,420	494,052
Vodafone Group PLC	295,410	715,049
WPP PLC	56,710	1,212,723
(Cost $10,124,677)		9,906,798
Total Common Stocks (Cost $47,359,561)		48,960,057
Securities Lending Collateral 1.1%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.30% (b) (c) (Cost $557,685)	557,685	557,685
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $47,917,246) †	99.7	49,517,742
Other Assets and Liabilities, Net	0.3	156,194
Net Assets	100.0	49,673,936

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $48,635,903. At November 30, 2016, net unrealized appreciation for all securities based on tax cost was $881,839. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,633,105 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,751,266.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $534,749, which is 1.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At November 30, 2016 the Deutsche European Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	8,440,039	17.2%
Industrials	7,551,324	15.4%
Health Care	6,602,229	13.5%
Consumer Discretionary	6,199,582	12.7%
Energy	5,093,846	10.4%
Consumer Staples	4,729,724	9.7%
Materials	4,158,883	8.5%
Information Technology	3,678,219	7.5%
Telecommunication Services	1,786,396	3.6%
Utilities	719,815	1.5%
Total	48,960,057	100.0%
Sector diversification is subject to change.

At November 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Euro Stoxx 50 Index	EUR	12/16/2016	20	646,720	12,702

As of November 30, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	2,417,338	GBP	2,055,668	12/30/2016	8,369	UBS AG
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	54,090	EUR	63,400	12/30/2016	(440)	UBS AG

Currency Abbreviations
EUR	Euro
GBP	British Pound

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$625,192	$—	$625,192
Denmark	—	2,209,621	—	2,209,621
France	—	9,392,947	—	9,392,947
Germany	—	7,171,426	—	7,171,426
Italy	—	1,253,648	—	1,253,648
Netherlands	—	6,330,746	—	6,330,746
Norway	—	1,754,137	—	1,754,137
Spain	—	3,152,297	—	3,152,297
Sweden	—	469,493	—	469,493
Switzerland	—	6,693,752	—	6,693,752
United Kingdom	—	9,906,798	—	9,906,798
Short-Term Investments	557,685	—	—	557,685
Derivatives (d)
Futures Contracts	12,702	—	—	12,702
Forward Foreign Currency Exchange Contracts	—	8,369	—	8,369
Total	$570,387	$48,968,426	$—	$49,538,813
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Forward Foreign Currency Exchange Contracts	$—	$(440)	$—	$(440)
Total	$—	$(440)	$—	$(440)

As a result of the fair valuation model utilized by the Fund, certain international equity securities transferred from Level 1 to Level 2. During the period ended November 30, 2016, the amount of transfers between Level 1 and Level 2 was $73,158,942.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ 12,702	$ —
Foreign Exchange Contracts	$ —	$ 7,929

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche European Equity Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2017